Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Currency translation adjustment Previously Reported	Currency translation adjustment LDTI Impact	Unfunded pension obligation	Unrealized gain on investments	Discount rate for liability for future policy benefits	Discount rate for liability for future policy benefits Previously Reported	Discount rate for liability for future policy benefits LDTI Impact	Instrument-specific credit risk for market risk benefits	Instrument-specific credit risk for market risk benefits Previously Reported	Instrument-specific credit risk for market risk benefits LDTI Impact	Retained earnings	Retained earnings Previously Reported	Retained earnings LDTI Impact
Balance at beginning of year at Dec. 31, 2020		$ 7,326,997	$ 0	$ 25,490	$ 2,334,564	$ (96,005)		$ (65,788)	$ (739)	$ (30,371)	$ 154		$ 0	$ (66,966)		$ 0	$ (56,915)		$ 5,062,948	$ (160,640)
Issuance of preferred shares				8,000	185,887
Redemption of preferred shares				(25,490)	(590,517)
Change in currency translation adjustment	$ 44,160	43,120					$ 44,160
Change in unfunded pension obligation, net of tax	23,307									23,307
Change in net unrealized gains or losses on investments, net of tax	(128)										(128)
Change in discount rate for liability for future policy benefits, net of tax	(53,053)	0										$ 53,053
Change in instrument-specific credit risk for market risk benefits, net of tax	3,825	0													$ 3,825
Net Income (Loss)	764,188	723,404																$ 764,188
Dividends on common shares																		(106,667)
Dividends on preferred shares	(22,693)																	(22,693)
Loss on redemption of preferred shares	(21,234)																	(21,234)
Balance at end of year at Dec. 31, 2021	7,357,428		0	8,000	1,929,934	(96,408)	(22,367)	(22,367)	0	(7,064)	26	(13,913)	(13,913)	0	(53,090)	(53,090)	0	5,515,902	5,515,902	0
Balance at end of period, tax impact at Dec. 31, 2021										1,840	0	8,999			6,117
Issuance of preferred shares				0	0
Redemption of preferred shares				0	0
Change in currency translation adjustment	5,670	9,464					5,670
Change in unfunded pension obligation, net of tax	12,573									12,573
Change in net unrealized gains or losses on investments, net of tax	0										0
Change in discount rate for liability for future policy benefits, net of tax	(99,250)	0										99,250
Change in instrument-specific credit risk for market risk benefits, net of tax	49,794	0													49,794
Net Income (Loss)	(939,752)	(1,090,029)																(939,752)
Dividends on common shares																		(177,894)
Dividends on preferred shares	(9,750)																	(9,750)
Loss on redemption of preferred shares	0																	0
Balance at end of year at Dec. 31, 2022	$ 6,397,319	$ 6,288,350	0	8,000	1,929,934	70,879	(16,697)	$ (16,697)	$ 0	5,509	26	85,337	$ 85,337	$ 0	(3,296)	$ (3,296)	$ 0	4,388,506	$ 4,388,506	$ 0
Balance at end of period, tax impact at Dec. 31, 2022										1,230	0	(4,040)			380
Accounting Standards Update	Accounting Standards Update 2018-12
Issuance of preferred shares				0	0
Redemption of preferred shares				0	0
Change in currency translation adjustment	$ (3,180)						(3,180)
Change in unfunded pension obligation, net of tax	(15,005)									(15,005)
Change in net unrealized gains or losses on investments, net of tax	(26)										(26)
Change in discount rate for liability for future policy benefits, net of tax	49,984											(49,984)
Change in instrument-specific credit risk for market risk benefits, net of tax	4,843														4,843
Net Income (Loss)	2,318,119																	2,318,119
Dividends on common shares																		(217,915)
Dividends on preferred shares	(9,750)																	(9,750)
Loss on redemption of preferred shares	0																	0
Balance at end of year at Dec. 31, 2023	$ 8,424,421		$ 0	$ 8,000	$ 1,929,934	$ 7,527	$ (19,877)			(9,496)	0	35,353			1,547			$ 6,478,960
Balance at end of period, tax impact at Dec. 31, 2023										$ (2,375)	$ 0	$ (5,998)			$ 245